Subsequent Events (Details) - USD ($)	Jun. 29, 2026	Jun. 08, 2026	May 11, 2026	May 27, 2025
Consultants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares grant for service	1,650,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued				1,272,728
Class A Ordinary Shares [Member] | Investor [Member]
Subsequent Events [Line Items]
Shares issued				9,333,332
Class A Ordinary Shares [Member] | Investor [Member] | Securities Purchase Agreements [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued			1,500,000
Class A Ordinary Shares [Member] | Streeterville Capital, LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued		1,000,000
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares grant for service	1,650,000
Shares were valued	$ 5,396,000